Stock Awards and Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	$ 351,593	$ 148,040	$ 956,603	$ 305,350	$ 763,288	$ 2,399,063
Cost of services
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	3,144	11,169	3,406	11,825	21,836	21,721
Research and development
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	23,878	48,336	38,087	79,956	123,109	292,084
Selling, general, and administrative
Stock Awards and Stock-Based Compensation
Total stock-based compensation expense	$ 324,571	$ 88,535	$ 915,110	$ 213,569	$ 618,343	$ 2,085,258